John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.1%					$1,246,760
(Cost $1,233,770)
U.S. Government Agency 1.1%					1,246,760
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53		97,244	95,928
30 Yr Pass Thru	5.000	08-01-53		163,269	161,662
30 Yr Pass Thru	5.500	06-01-53		104,151	105,041
30 Yr Pass Thru	5.500	06-01-53		108,415	109,237
30 Yr Pass Thru	5.500	07-01-53		105,035	105,780
30 Yr Pass Thru	6.000	07-01-53		97,232	99,150
30 Yr Pass Thru	6.000	09-01-53		97,931	100,045
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		101,292	97,532
30 Yr Pass Thru	4.500	10-01-52		82,708	79,664
30 Yr Pass Thru	5.500	04-01-53		99,925	100,810
30 Yr Pass Thru	5.500	07-01-53		92,311	92,737

30 Yr Pass Thru	6.000	09-01-53		96,854	99,174
Foreign government obligations 0.2%					$252,307
(Cost $353,199)
Colombia 0.2%					252,307
Republic of Colombia Bond	6.125	01-18-41		300,000	252,307

Corporate bonds 51.6%					$59,149,600
(Cost $60,365,517)
Communication services 6.4%					7,365,199
Diversified telecommunication services 1.7%
C&W Senior Finance, Ltd. (A)	6.875	09-15-27		264,000	261,895
Frontier Florida LLC	6.860	02-01-28		190,000	195,069
IHS Holding, Ltd. (A)	7.875	05-29-30		200,000	196,656
IHS Holding, Ltd. (A)	8.250	11-29-31		200,000	196,557
Level 3 Financing, Inc. (A)	11.000	11-15-29		278,000	315,885
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	342,036
Sable International Finance, Ltd. (A)	7.125	10-15-32		200,000	200,382
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	164,652
Windstream Services LLC (A)	8.250	10-01-31		39,000	40,719
Entertainment 0.4%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29		195,000	173,946
Cinemark USA, Inc. (A)	7.000	08-01-32		39,000	40,387
ROBLOX Corp. (A)	3.875	05-01-30		235,000	213,591
Interactive media and services 0.3%
Arches Buyer, Inc. (A)	6.125	12-01-28		113,000	102,277
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	244,368
Media 3.1%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	81,285
Altice Financing SA (A)(B)	5.750	08-15-29		255,000	193,170
Altice France SA (A)(B)	8.125	02-01-27		358,000	300,853
CCO Holdings LLC	4.500	05-01-32		150,000	132,532
CCO Holdings LLC (A)	6.375	09-01-29		514,000	516,473
CCO Holdings LLC (A)	7.375	03-01-31		414,000	429,633
CSC Holdings LLC (A)	11.750	01-31-29		200,000	198,373
DISH Network Corp. (A)	11.750	11-15-27		270,000	286,853
iHeartCommunications, Inc.	8.375	05-01-27		250,000	145,625
LCPR Senior Secured Financing DAC (A)(B)	5.125	07-15-29		245,000	201,106
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
News Corp. (A)	5.125	02-15-32		111,000	$107,463
Paramount Global	2.900	01-15-27		232,000	222,334
Sabre GLBL, Inc. (A)(B)	8.625	06-01-27		160,000	158,139
Sabre GLBL, Inc. (A)	10.750	11-15-29		69,862	70,456
Sirius XM Radio, Inc. (A)	5.500	07-01-29		250,000	244,328
Stagwell Global LLC (A)	5.625	08-15-29		240,000	231,394
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	111,862
Wireless telecommunication services 0.9%
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	370,550
SoftBank Group Corp.	5.125	09-19-27		265,000	261,513
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	412,837
Consumer discretionary 6.8%					7,842,261
Automobile components 0.5%
Clarios Global LP (A)	6.750	05-15-28		150,000	153,690
ZF North America Capital, Inc. (A)	6.750	04-23-30		175,000	170,783
ZF North America Capital, Inc. (A)	6.875	04-14-28		197,000	197,900
Broadline retail 1.0%
Liberty Interactive LLC	8.250	02-01-30		385,000	193,251
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		175,000	168,350
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	23,888
Prosus NV (A)	2.031	08-03-32	EUR	170,000	154,491
Prosus NV (A)	3.832	02-08-51		200,000	135,262
QVC, Inc. (A)	6.875	04-15-29		164,000	139,106
Rakuten Group, Inc. (A)	11.250	02-15-27		200,000	218,047
Wand NewCo 3, Inc. (A)	7.625	01-30-32		138,000	142,830
Distributors 0.1%
Li & Fung, Ltd.	5.250	05-03-25		200,000	105,070
Diversified consumer services 0.2%
Sotheby’s (A)	7.375	10-15-27		220,000	217,545
Hotels, restaurants and leisure 3.9%
Affinity Interactive (A)(B)	6.875	12-15-27		205,000	163,767
Caesars Entertainment, Inc. (A)	7.000	02-15-30		352,000	363,010
Carnival Corp. (A)	5.750	03-01-27		130,000	130,547
Carnival Corp. (A)	6.000	05-01-29		362,000	363,266
Carnival Holdings Bermuda, Ltd. (A)	10.375	05-01-28		200,000	214,665
CEC Entertainment LLC (A)	6.750	05-01-26		200,000	199,379
Champion Path Holdings, Ltd.	4.500	01-27-26		200,000	195,744
Choice Hotels International, Inc.	5.850	08-01-34		306,000	312,570
Hilton Grand Vacations Borrower Escrow LLC (A)	6.625	01-15-32		145,000	146,733
International Game Technology PLC (A)	5.250	01-15-29		240,000	235,723
International Game Technology PLC (A)	6.250	01-15-27		181,000	182,823
Meituan	2.125	10-28-25		200,000	194,869
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26		200,000	198,754
New Red Finance, Inc. (A)	4.375	01-15-28		200,000	192,959
Resorts World Las Vegas LLC (A)	4.625	04-16-29		200,000	179,251
Resorts World Las Vegas LLC (B)	4.625	04-16-29		200,000	179,251
Royal Caribbean Cruises, Ltd. (A)	5.625	09-30-31		89,000	89,155
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		151,000	152,898
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32		43,000	43,931
Sands China, Ltd.	5.125	08-08-25		200,000	199,247
Studio City Company, Ltd. (A)(B)	7.000	02-15-27		200,000	200,346
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Studio City Finance, Ltd.	6.500	01-15-28	200,000	$194,007
Yum! Brands, Inc. (A)	4.750	01-15-30	200,000	193,215
Household durables 0.6%
KB Home	4.000	06-15-31	251,000	227,709
KB Home	7.250	07-15-30	80,000	82,919
Newell Brands, Inc. (B)	6.375	09-15-27	344,000	348,810
Specialty retail 0.5%
Amer Sports Company (A)	6.750	02-16-31	218,000	222,759
Champions Financing, Inc. (A)	8.750	02-15-29	84,000	84,482
Group 1 Automotive, Inc. (A)	4.000	08-15-28	175,000	165,319
Group 1 Automotive, Inc. (A)	6.375	01-15-30	109,000	110,230
Wayfair LLC (A)	7.250	10-31-29	53,000	53,710
Consumer staples 1.7%				1,928,363
Consumer staples distribution and retail 0.6%
Performance Food Group, Inc. (A)	6.125	09-15-32	91,000	91,807
U.S. Foods, Inc. (A)	4.750	02-15-29	195,000	188,147
US Foods, Inc. (A)	5.750	04-15-33	112,000	110,586
Walgreens Boots Alliance, Inc. (B)	8.125	08-15-29	270,000	271,870
Food products 0.8%
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	124,564
Health & Happiness H&H International Holdings, Ltd.	13.500	06-26-26	200,000	212,515
JBS USA LUX SA	5.750	04-01-33	131,000	133,547
Post Holdings, Inc. (A)	4.500	09-15-31	300,000	273,192
Post Holdings, Inc. (A)	6.375	03-01-33	160,000	159,376
Personal care products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	149,437
Edgewell Personal Care Company (A)	5.500	06-01-28	170,000	167,722
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	45,600
Energy 6.7%				7,705,966
Energy equipment and services 0.2%
Archrock Partners LP (A)	6.625	09-01-32	206,000	208,816
Oil, gas and consumable fuels 6.5%
Antero Midstream Partners LP (A)	5.375	06-15-29	190,000	185,966
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	176,813
Bapco Energies BSCC (A)	7.500	10-25-27	450,000	465,107
Blue Racer Midstream LLC (A)	7.000	07-15-29	104,000	107,043
Buckeye Partners LP (A)	6.875	07-01-29	158,000	161,172
Delek Logistics Partners LP (A)	7.125	06-01-28	140,000	140,739
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	371,000	391,153
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	287,000	319,614
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	830,000	847,159
EQM Midstream Partners LP (A)	4.750	01-15-31	205,000	196,825
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	235,882
Expand Energy Corp.	4.750	02-01-32	95,000	90,406
Genesis Energy LP	7.750	02-01-28	105,000	106,112
Genesis Energy LP	8.250	01-15-29	210,000	214,655
Greenko Solar Mauritius, Ltd.	5.950	07-29-26	200,000	197,616
Hess Midstream Operations LP (A)	5.500	10-15-30	150,000	147,335
Hess Midstream Operations LP (A)	6.500	06-01-29	58,000	59,316
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	32,000	$32,981
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	173,000	183,675
Kinetik Holdings LP (A)	6.625	12-15-28	70,000	71,673
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	199,213
MEG Energy Corp. (A)	5.875	02-01-29	87,000	86,135
NuStar Logistics LP	6.375	10-01-30	235,000	242,016
Parkland Corp. (A)	5.875	07-15-27	250,000	249,581
Petroleos del Peru SA (A)	5.625	06-19-47	310,000	201,271
Petroleos Mexicanos	6.625	06-15-35	285,000	233,694
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	84,000	87,701
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55	175,000	183,153
Sunoco LP	4.500	04-30-30	132,000	124,827
Venture Global Calcasieu Pass LLC (A)	6.250	01-15-30	175,000	179,157
Venture Global LNG, Inc. (A)	7.000	01-15-30	188,000	192,221
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29	677,000	701,578
Venture Global LNG, Inc. (A)	9.500	02-01-29	275,000	307,201
Viper Energy, Inc. (A)	7.375	11-01-31	171,000	178,160
Financials 11.4%				13,080,633
Banks 4.8%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(C)	4.100	09-08-26	200,000	191,632
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (C)	8.000	02-01-34	200,000	206,316
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)	9.625	05-21-33	250,000	286,791
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (C)	4.300	03-24-27	200,000	190,281
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	300,000	312,182
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	550,000	570,712
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(C)	8.000	08-22-31	350,000	360,012
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (C)	7.375	05-15-28	185,000	193,842
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	229,000	233,656
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	191,000	194,961
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	385,000	393,181
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (C)	6.875	09-11-29	340,000	340,326
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	240,000	240,201
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (C)	5.000	09-15-26	164,000	159,193
Popular, Inc.	7.250	03-13-28	209,000	216,441
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84	352,000	366,118
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (C)	5.825	10-21-25	250,000	248,521
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	390,000	415,759
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84	217,000	222,303
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	127,000	131,023
Capital markets 0.5%
Focus Financial Partners LLC (A)	6.750	09-15-31	116,000	117,085
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (C)	7.500	02-10-29		400,000	$428,170
Consumer finance 0.4%
Boost Newco Borrower LLC (A)	8.500	01-15-31	GBP	100,000	136,640
OneMain Finance Corp.	9.000	01-15-29		149,000	158,581
PHH Escrow Issuer LLC (A)(B)	9.875	11-01-29		75,000	72,593
World Acceptance Corp. (A)	7.000	11-01-26		75,000	74,747
Financial services 2.1%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54		300,000	300,242
Block, Inc.	3.500	06-01-31		340,000	305,450
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52		450,000	460,613
Enact Holdings, Inc.	6.250	05-28-29		329,000	337,384
Macquarie Airfinance Holdings, Ltd. (A)	5.150	03-17-30		84,000	82,783
Macquarie Airfinance Holdings, Ltd. (A)	6.400	03-26-29		32,000	33,090
Macquarie Airfinance Holdings, Ltd. (A)	6.500	03-26-31		34,000	35,298
Macquarie Airfinance Holdings, Ltd. (A)	8.125	03-30-29		84,000	88,626
Macquarie Airfinance Holdings, Ltd. (A)	8.375	05-01-28		127,000	133,463
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27		150,000	149,999
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29		156,000	157,565
NMI Holdings, Inc.	6.000	08-15-29		200,000	202,797
NWD Finance BVI, Ltd. (4.125% to 6-10-28, then 5 Year CMT + 5.858%) (C)	4.125	03-10-28		200,000	104,040
Insurance 3.6%
Acrisure LLC (A)	7.500	11-06-30		237,000	241,480
Acrisure LLC (A)	8.500	06-15-29		111,000	115,522
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28		256,000	258,487
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31		188,000	190,911
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32		150,000	150,904
American National Group, Inc.	5.750	10-01-29		165,000	167,322
AmWINS Group, Inc. (A)	6.375	02-15-29		129,000	130,242
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54		500,000	500,082
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31		99,000	101,881
F&G Annuities & Life, Inc.	6.250	10-04-34		288,000	286,633
FWD Group Holdings, Ltd. (5 Year CMT + 4.865%) (C)(D)	8.045	06-15-25		200,000	200,230
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54		250,000	262,083
HUB International, Ltd. (A)	7.250	06-15-30		213,000	220,948
HUB International, Ltd. (A)	7.375	01-31-32		103,000	105,375
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (C)	9.250	12-01-27		320,000	349,988
Panther Escrow Issuer LLC (A)	7.125	06-01-31		245,000	250,962
Prudential Financial, Inc. (6.500% to 3-15-34, then 5 Year CMT + 2.404%)	6.500	03-15-54		350,000	361,485
Ryan Specialty LLC (A)	5.875	08-01-32		56,000	55,967
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(C)	6.500	11-13-26		300,000	259,220
Mortgage real estate investment trusts 0.0%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29		18,000	18,294
Health care 1.7%					1,893,599
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27		204,000	208,963
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 1.0%
AMN Healthcare, Inc. (A)	4.000	04-15-29		166,000	$150,475
Concentra Escrow Issuer Corp. (A)	6.875	07-15-32		52,000	53,574
DaVita, Inc. (A)	3.750	02-15-31		70,000	61,912
DaVita, Inc. (A)	4.625	06-01-30		280,000	262,271
Raven Acquisition Holdings LLC (A)	6.875	11-15-31		111,000	111,020
Rede D’Or Finance Sarl (A)	4.500	01-22-30		200,000	182,977
Select Medical Corp. (A)	6.250	08-15-26		170,000	171,859
Tenet Healthcare Corp.	5.125	11-01-27		185,000	183,299
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. (A)(B)	8.500	04-15-31		261,000	277,815
Viatris, Inc.	4.000	06-22-50		320,000	229,434
Industrials 5.3%					6,113,534
Aerospace and defense 0.4%
TransDigm, Inc. (A)	6.375	03-01-29		150,000	152,444
TransDigm, Inc. (A)	6.750	08-15-28		220,000	224,391
TransDigm, Inc. (A)	7.125	12-01-31		113,000	117,456
Air freight and logistics 0.1%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	163,688
Building products 0.5%
Builders FirstSource, Inc. (A)	5.000	03-01-30		225,000	217,295
JELD-WEN, Inc. (A)	7.000	09-01-32		231,000	225,294
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32		82,000	83,474
Commercial services and supplies 1.3%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	106,322
Clean Harbors, Inc. (A)	6.375	02-01-31		153,000	155,741
Elis SA	1.625	04-03-28	EUR	300,000	301,873
Garda World Security Corp. (A)	8.250	08-01-32		104,000	105,963
Garda World Security Corp. (A)	8.375	11-15-32		75,000	76,947
GFL Environmental, Inc. (A)	6.750	01-15-31		119,000	123,408
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	211,544
The Brink’s Company (A)	6.500	06-15-29		48,000	48,942
VT Topco, Inc. (A)	8.500	08-15-30		200,000	211,805
Wrangler Holdco Corp. (A)	6.625	04-01-32		97,000	99,922
Construction and engineering 0.4%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		138,000	134,097
MasTec, Inc.	5.900	06-15-29		91,000	93,391
MasTec, Inc. (A)	6.625	08-15-29		160,000	159,800
Williams Scotsman, Inc. (A)	6.625	06-15-29		95,000	96,631
Electrical equipment 0.5%
EMRLD Borrower LP (A)	6.625	12-15-30		160,000	161,768
EMRLD Borrower LP (A)	6.750	07-15-31		198,000	203,068
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	189,516
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32		73,000	75,886
Machinery 0.3%
Esab Corp. (A)	6.250	04-15-29		65,000	66,126
Madison IAQ LLC (A)	5.875	06-30-29		124,000	118,417
Stanley Black & Decker, Inc. (4.000% to 3-15-25, then 5 Year CMT + 2.657%)	4.000	03-15-60		140,000	137,903
Passenger airlines 0.1%
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26		60,879	60,751
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Passenger airlines (continued)
JetBlue Airways Corp. (A)	9.875	09-20-31		46,000	$48,393
Professional services 0.5%
Amentum Holdings, Inc. (A)	7.250	08-01-32		47,000	48,281
Concentrix Corp. (B)	6.850	08-02-33		138,000	141,653
SS&C Technologies, Inc. (A)	6.500	06-01-32		228,000	233,287
TriNet Group, Inc. (A)	7.125	08-15-31		201,000	206,681
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		228,000	236,420
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30		155,000	158,840
Herc Holdings, Inc. (A)	6.625	06-15-29		121,000	123,934
WESCO Distribution, Inc. (A)	6.375	03-15-29		401,000	410,523
Transportation infrastructure 0.3%
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	190,592
JSW Infrastructure, Ltd. (A)	4.950	01-21-29		200,000	191,067
Information technology 1.6%					1,796,242
Communications equipment 0.2%
CommScope LLC (A)	6.000	03-01-26		76,000	74,637
EchoStar Corp.	10.750	11-30-29		134,000	144,958
Electronic equipment, instruments and components 0.1%
Insight Enterprises, Inc. (A)	6.625	05-15-32		69,000	70,583
Zebra Technologies Corp. (A)	6.500	06-01-32		43,000	44,116
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31		239,000	206,566
Software 0.7%
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	139,277
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		135,000	133,672
NCR Voyix Corp. (A)	5.125	04-15-29		15,000	14,406
NCR Voyix Corp. (A)	5.250	10-01-30		185,000	179,589
UKG, Inc. (A)	6.875	02-01-31		121,000	124,352
Ziff Davis, Inc. (A)	4.625	10-15-30		180,000	168,340
Technology hardware, storage and peripherals 0.4%
Seagate HDD Cayman	9.625	12-01-32		292,800	334,437
Xerox Holdings Corp. (A)	5.500	08-15-28		195,000	161,309
Materials 2.6%					2,923,635
Chemicals 0.4%
Braskem Idesa SAPI (A)	6.990	02-20-32		325,000	243,287
UPL Corp., Ltd. (5.250% to 5-27-25, then 5 Year CMT + 3.865% to 5-27-30, then 5 Year CMT + 4.115% to 5-27-45, then 5 Year CMT + 4.865%) (C)	5.250	02-27-25		200,000	173,500
Construction materials 0.1%
West China Cement, Ltd.	4.950	07-08-26		200,000	155,329
Containers and packaging 1.3%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27		211,000	210,174
Ardagh Packaging Finance PLC (A)(B)	4.125	08-15-26		240,000	204,529
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30		240,000	242,446
Clydesdale Acquisition Holdings, Inc. (A)(B)	8.750	04-15-30		70,000	70,250
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	118,611
OI European Group BV (A)	6.250	05-15-28	EUR	100,000	109,902
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31		220,000	219,174
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Sealed Air Corp. (A)	5.000	04-15-29	51,000	$49,390
Sealed Air Corp. (A)	6.125	02-01-28	87,000	87,853
Trivium Packaging Finance BV (A)	8.500	08-15-27	111,000	111,198
Metals and mining 0.6%
Gold Fields Orogen Holdings BVI, Ltd. (A)(B)	6.125	05-15-29	475,000	487,034
Indonesia Asahan Aluminium PT (B)	4.750	05-15-25	200,000	199,439
Paper and forest products 0.2%
Magnera Corp. (A)	7.250	11-15-31	245,000	241,519
Real estate 1.9%				2,191,600
Health care REITs 0.1%
Diversified Healthcare Trust	9.750	06-15-25	130,000	129,957
Hotel and resort REITs 0.0%
XHR LP (A)	6.625	05-15-30	46,000	46,691
Real estate management and development 1.0%
Agile Group Holdings, Ltd. (E)	6.050	10-13-25	400,000	36,950
Anywhere Real Estate Group LLC (A)(B)	7.000	04-15-30	188,000	175,184
China SCE Group Holdings, Ltd. (E)	7.375	04-09-24	200,000	8,050
Country Garden Holdings Company, Ltd. (E)	3.125	10-22-25	200,000	19,420
Country Garden Holdings Company, Ltd. (E)	5.625	01-14-30	350,000	33,705
Elect Global Investments, Ltd. (C)	4.850	12-30-24	200,000	147,530
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	169,000	178,878
KWG Group Holdings, Ltd. (E)	6.000	01-14-24	237,500	20,781
RKPF Overseas 2019 A, Ltd.	6.000	03-04-29	176,595	70,661
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	105,272
Wanda Properties Global Company, Ltd.	11.000	02-13-26	200,000	169,174
Yanlord Land HK Company, Ltd.	5.125	05-20-26	200,000	188,012
Specialized REITs 0.8%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	245,000	230,602
Outfront Media Capital LLC (A)	7.375	02-15-31	68,000	71,926
Uniti Group LP (A)	10.500	02-15-28	194,000	206,104
VICI Properties LP (A)	4.625	12-01-29	365,000	352,703
Utilities 5.5%				6,308,568
Electric utilities 1.8%
Alexander Funding Trust II (A)	7.467	07-31-28	173,000	184,332
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	268,000	270,637
Comision Federal de Electricidad (A)	3.348	02-09-31	175,000	148,385
Edison International (7.875% to 6-15-29, then 5 Year CMT + 3.658%)	7.875	06-15-54	165,000	172,905
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53	360,000	377,468
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (A)	7.625	12-15-54	267,000	276,066
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	270,000	299,491
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	335,000	346,206
Gas utilities 0.5%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54	400,000	408,490
Superior Plus LP (A)	4.500	03-15-29	145,000	133,583
Independent power and renewable electricity producers 2.3%
Alpha Generation LLC (A)	6.750	10-15-32	94,000	95,236
Calpine Corp. (A)	4.500	02-15-28	302,000	292,120
Diamond II, Ltd.	7.950	07-28-26	200,000	201,698
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
India Clean Energy Holdings (A)	4.500	04-18-27	300,000	$279,873
Lightning Power LLC (A)	7.250	08-15-32	161,000	167,831
Talen Energy Supply LLC (A)	8.625	06-01-30	222,000	238,931
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	670,000	697,676
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	320,000	328,421
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(C)	8.875	01-15-29	271,000	290,576
Multi-utilities 0.9%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	220,000	227,095
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	250,000	264,935
NiSource, Inc. (6.375% to 3-31-25, then 5 Year CMT + 2.527%)	6.375	03-31-55	175,000	175,725
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54	250,000	255,745

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	175,000	175,143
Convertible bonds 0.5%				$578,116
(Cost $500,000)
Utilities 0.5%				578,116
Electric utilities 0.5%

TXNM Energy, Inc. (A)	5.750	06-01-54	500,000	578,116

Capital preferred securities 0.2%				$264,027
(Cost $292,200)
Financials 0.2%				264,027
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37	240,000	264,027

Term loans (F) 3.8%				$4,289,184
(Cost $4,285,844)
Communication services 0.7%				736,547
Interactive media and services 0.3%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.923	12-06-27	309,879	303,827
Media 0.4%
Cable One, Inc., 2021 Term Loan B4 (G)	TBD	05-03-28	202,000	196,320
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	7.500	04-01-27	240,000	236,400
Consumer discretionary 0.2%				241,067
Hotels, restaurants and leisure 0.2%
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.423	12-15-27	205,965	206,812
Textiles, apparel and luxury goods 0.0%
Champ Acquisition Corp., 2024 Term Loan B (G)	TBD	11-07-31	34,000	34,255
Financials 0.8%				926,626
Capital markets 0.1%
Mariner Wealth Advisors LLC, Term Loan B (G)	TBD	08-18-28	85,000	85,319
Financial services 0.4%
CPI Holdco B LLC, 2024 Incremental Term Loan B (G)	TBD	05-17-31	136,000	136,374
Guggenheim Partners Investment Management Holdings LLC, 2024 Term Loan B (G)	TBD	11-21-31	67,000	67,251
Osaic Holdings, Inc., 2024 Term Loan B (G)	TBD	08-17-28	209,000	209,621
PEX Holdings LLC, 2024 Term Loan B (G)	TBD	11-19-31	34,000	34,128
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Summit Acquisition, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.397	10-16-31	85,000	$85,213
Insurance 0.3%
Acrisure LLC, 2024 Term Loan B1 (1 month CME Term SOFR + 3.000%)	7.610	02-16-27	183,020	183,325
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%)	6.937	02-19-28	17,907	17,974
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.354	05-06-32	105,263	107,421
Health care 0.8%				906,284
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	6.735	11-15-27	232,525	227,458
Health care equipment and supplies 0.1%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.823	10-23-28	140,000	140,805
Health care providers and services 0.2%
Mamba Purchaser, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%)	7.860	10-16-28	205,854	206,626
Pharmaceuticals 0.3%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	9.923	02-01-27	337,250	331,395
Industrials 0.9%				1,040,924
Commercial services and supplies 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.423	05-12-28	407,363	409,909
Garda World Security Corp., 2024 Term Loan B (G)	TBD	02-01-29	237,405	239,957
Holding Socotec SAS, 2024 USD Term Loan (G)	TBD	06-30-28	84,000	84,175
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.629	04-20-28	297,500	306,883
Information technology 0.2%				240,990
Software 0.1%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	9.897	07-16-32	71,000	72,243
Technology hardware, storage and peripherals 0.1%
Xerox Corp., 2023 Term Loan B (1 and 3 month CME Term SOFR + 4.000%)	8.590	11-17-29	169,000	168,747
Materials 0.2%				196,746
Chemicals 0.2%
Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.275	05-03-28	260,000	157,820
Containers and packaging 0.0%

Graham Packaging Company, Inc., 2024 Term Loan B (1 and 3 month CME Term SOFR + 2.500%)	7.073	08-04-27	38,777	38,926

Asset-backed securities 1.9%				$2,202,559
(Cost $2,171,361)
Asset-backed securities 1.9%				2,202,559
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	287,186
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	259,897	254,861
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	289,204	$292,302
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	420,510	429,370
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	167,239	169,693
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	193,415	182,035
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	237,000	240,771
Series 2024-1A, Class A2II (A)	6.268	07-30-54	100,000	101,550
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	266,973	244,791

	Shares	Value
Common stocks 32.0%		$36,762,787
(Cost $31,313,849)
Communication services 1.8%		2,133,450
Diversified telecommunication services 1.1%
BCE, Inc.	1,931	52,197
HKT Trust & HKT, Ltd.	141,885	176,534
Orange SA	23,234	247,628
Swisscom AG	149	86,069
Telefonica SA	14,207	64,361
Telenor ASA	9,357	110,325
TELUS Corp.	4,040	62,849
Verizon Communications, Inc.	10,696	474,261
Media 0.5%
Comcast Corp., Class A	11,594	500,745
The Interpublic Group of Companies, Inc.	1,963	60,480
Wireless telecommunication services 0.2%
SoftBank Corp.	89,000	115,033
Tele2 AB, B Shares	11,433	120,080
Vodafone Group PLC	69,702	62,888
Consumer discretionary 1.6%		1,864,961
Automobile components 0.1%
Bridgestone Corp.	2,000	71,538
Automobiles 0.3%
Bayerische Motoren Werke AG	2,134	158,717
Ferrari NV	169	73,621
Mercedes-Benz Group AG	2,848	160,112
Distributors 0.2%
Genuine Parts Company	1,661	210,499
Hotels, restaurants and leisure 0.1%
Starbucks Corp.	1,351	138,423
Household durables 0.3%
Garmin, Ltd.	1,701	361,633
Leisure products 0.0%
Sankyo Company, Ltd.	3,000	42,605
Specialty retail 0.5%
Best Buy Company, Inc.	1,074	96,660
The Home Depot, Inc.	773	331,717
Williams-Sonoma, Inc.	729	125,403
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.1%
LVMH Moet Hennessy Louis Vuitton SE	150	$94,033
Consumer staples 2.7%		3,167,726
Beverages 0.0%
Kirin Holdings Company, Ltd.	4,600	64,279
Consumer staples distribution and retail 0.5%
Kesko OYJ, B Shares	6,226	123,785
Target Corp.	644	85,208
Walmart, Inc.	3,627	335,498
Household products 0.5%
Colgate-Palmolive Company	1,978	191,134
Kimberly-Clark Corp.	1,507	210,000
The Procter & Gamble Company	722	129,426
Personal care products 0.2%
L’Oreal SA	118	41,058
Unilever PLC	4,097	245,336
Tobacco 1.5%
Altria Group, Inc.	8,526	492,291
British American Tobacco PLC	7,055	267,951
Imperial Brands PLC	8,420	275,387
Japan Tobacco, Inc.	8,800	248,247
Philip Morris International, Inc.	3,443	458,126
Energy 2.5%		2,833,810
Oil, gas and consumable fuels 2.5%
APA Corp.	2,068	46,840
Chevron Corp.	3,049	493,725
Enbridge, Inc.	6,125	265,947
Eni SpA	7,106	100,544
Exxon Mobil Corp.	3,891	458,982
Freehold Royalties, Ltd.	24,928	248,025
Gibson Energy, Inc.	13,183	223,726
Kinder Morgan, Inc.	9,086	256,861
Marathon Petroleum Corp.	359	56,058
OMV AG	1,600	64,152
The Williams Companies, Inc.	8,013	468,921
Valero Energy Corp.	676	94,018
Woodside Energy Group, Ltd.	3,492	56,011
Financials 5.9%		6,799,702
Banks 2.8%
Banco BPM SpA	10,208	77,784
Bank Leumi Le-Israel BM	6,847	78,029
BOC Hong Kong Holdings, Ltd.	65,574	202,329
CaixaBank SA	42,116	228,888
Canadian Imperial Bank of Commerce	2,045	132,497
ING Groep NV	7,055	108,911
Intesa Sanpaolo SpA	27,150	104,216
JPMorgan Chase & Co.	2,037	508,680
KBC Group NV	1,137	82,216
M&T Bank Corp.	842	185,232
Oversea-Chinese Banking Corp., Ltd.	23,400	284,420
The Bank of Nova Scotia	4,214	240,400
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Shares	Value
Financials (continued)
Banks (continued)
The Toronto-Dominion Bank	1,295	$73,257
U.S. Bancorp	6,935	369,566
United Overseas Bank, Ltd.	10,300	279,653
Wells Fargo & Company	4,153	316,334
Capital markets 1.4%
abrdn PLC	37,907	68,027
Ares Capital Corp.	22,628	501,210
BlackRock, Inc.	136	139,101
CME Group, Inc.	868	206,584
DWS Group GmbH & Company KGaA (A)	2,284	95,145
Franklin Resources, Inc.	6,024	137,106
MSCI, Inc.	109	66,450
Partners Group Holding AG	100	145,328
S&P Global, Inc.	414	216,319
Financial services 0.6%
Banca Mediolanum SpA	7,896	91,248
Mastercard, Inc., Class A	130	69,282
Mitsubishi HC Capital, Inc.	35,600	240,206
Unifin Financiera SAB de CV (H)(I)	64,472	0
Visa, Inc., Class A	1,011	318,546
Insurance 1.1%
American Financial Group, Inc.	1,662	244,081
Cincinnati Financial Corp.	790	126,266
Everest Group, Ltd.	340	131,770
MS&AD Insurance Group Holdings, Inc.	7,300	163,483
Prudential Financial, Inc.	637	82,434
The Allstate Corp.	963	199,717
Zurich Insurance Group AG	449	284,987
Health care 3.5%		4,005,398
Health care equipment and supplies 0.5%
Abbott Laboratories	2,881	342,176
Medtronic PLC	2,379	205,879
Stryker Corp.	171	67,058
Health care providers and services 0.8%
Cardinal Health, Inc.	2,358	288,242
CVS Health Corp.	7,611	455,518
EBOS Group, Ltd.	1,514	34,080
UnitedHealth Group, Inc.	239	145,838
Pharmaceuticals 2.2%
AstraZeneca PLC	548	74,169
Bristol-Myers Squibb Company	7,906	468,193
Eli Lilly & Company	508	404,038
GSK PLC	7,867	133,647
Johnson & Johnson	2,966	459,760
Novartis AG	2,216	234,939
Novo Nordisk A/S, Class B	2,022	216,697
Orion OYJ, Class B	1,467	69,324
Roche Holding AG	609	176,945
Sanofi SA	1,711	166,185
Takeda Pharmaceutical Company, Ltd.	2,300	62,710
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 3.3%		$3,774,633
Air freight and logistics 0.5%
DHL Group	2,064	75,944
United Parcel Service, Inc., Class B	3,448	467,963
Electrical equipment 0.5%
Eaton Corp. PLC	332	124,639
Emerson Electric Company	914	121,196
Schneider Electric SE	689	177,501
Vertiv Holdings Company, Class A	853	108,843
Ground transportation 0.2%
Seino Holdings Company, Ltd.	10,000	164,594
Union Pacific Corp.	235	57,495
Industrial conglomerates 0.3%
CK Hutchison Holdings, Ltd.	39,578	206,973
Jardine Matheson Holdings, Ltd.	1,500	65,517
Siemens AG	336	65,271
Machinery 0.7%
Amada Company, Ltd.	6,300	60,775
Cummins, Inc.	687	257,652
Illinois Tool Works, Inc.	242	67,160
PACCAR, Inc.	961	112,437
Parker-Hannifin Corp.	114	80,131
Snap-on, Inc.	449	165,991
VAT Group AG (A)	180	71,905
Marine transportation 0.1%
Kuehne + Nagel International AG	390	93,328
Professional services 0.4%
Adecco Group AG	1,995	53,274
Paychex, Inc.	2,881	421,404
Randstad NV	665	29,203
Trading companies and distributors 0.6%
Fastenal Company	3,694	308,671
ITOCHU Corp.	3,500	173,173
Marubeni Corp.	5,900	89,051
Sumitomo Corp.	7,200	154,542
Information technology 7.9%		9,068,760
Communications equipment 0.4%
Cisco Systems, Inc.	7,771	460,121
Electronic equipment, instruments and components 0.1%
Macnica Holdings, Inc.	3,000	35,308
Venture Corp., Ltd.	14,300	137,461
IT services 1.1%
Accenture PLC, Class A	1,297	469,994
Capgemini SE	279	44,849
Cognizant Technology Solutions Corp., Class A	2,340	188,347
IBM Corp.	2,069	470,511
Obic Company, Ltd.	3,300	108,390
Semiconductors and semiconductor equipment 2.4%
Analog Devices, Inc.	528	115,130
Applied Materials, Inc.	697	121,773
ASM International NV	52	27,985
ASML Holding NV	132	90,197
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Disco Corp.	200	$54,653
Lam Research Corp.	609	44,993
Monolithic Power Systems, Inc.	93	52,791
NVIDIA Corp.	10,454	1,445,266
Qualcomm, Inc.	1,538	243,819
Texas Instruments, Inc.	2,037	409,498
Tokyo Electron, Ltd.	600	94,069
Software 2.7%
Constellation Software, Inc.	54	181,193
Dassault Systemes SE	1,033	35,656
Intuit, Inc.	601	385,680
Microsoft Corp.	3,214	1,361,001
Nemetschek SE	665	69,016
Oracle Corp.	2,448	452,488
Oracle Corp. Japan	800	82,032
Roper Technologies, Inc.	545	308,710
SAP SE	802	190,448
Technology hardware, storage and peripherals 1.2%
Apple, Inc.	5,043	1,196,855
Brother Industries, Ltd.	3,600	63,473
Canon, Inc.	3,900	127,053
Materials 1.2%		1,336,478
Chemicals 0.6%
Air Products & Chemicals, Inc.	468	156,466
ICL Group, Ltd.	22,536	102,427
LyondellBasell Industries NV, Class A	2,709	225,768
Tosoh Corp.	11,000	151,818
Construction materials 0.2%
Holcim, Ltd. (I)	2,014	205,266
Containers and packaging 0.2%
Packaging Corp. of America	1,158	288,168
Metals and mining 0.2%
Fortescue, Ltd.	9,512	117,924
Rio Tinto PLC	475	29,865
Southern Copper Corp.	586	58,776
Real estate 0.6%		675,061
Industrial REITs 0.1%
CapitaLand Ascendas REIT	31,300	61,251
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	17,842	73,199
Retail REITs 0.1%
Simon Property Group, Inc.	912	167,443
Specialized REITs 0.3%
Gaming and Leisure Properties, Inc.	5,038	260,011
VICI Properties, Inc.	3,470	113,157
Utilities 1.0%		1,102,808
Electric utilities 0.6%
Endesa SA	9,937	217,841
Fortum OYJ	3,754	56,593
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Power Assets Holdings, Ltd.	25,736	$169,172
Redeia Corp. SA	8,167	145,878
The Southern Company	829	73,889
Gas utilities 0.2%
Enagas SA	4,274	58,642
Snam SpA	25,717	119,870
Independent power and renewable electricity producers 0.1%
Vistra Corp.	1,068	170,709
Multi-utilities 0.1%

National Grid PLC	7,147	90,214

Preferred securities 1.8%		$2,067,379
(Cost $2,176,238)
Communication services 0.4%		434,096
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.625%	20,125	434,096
Consumer discretionary 0.1%		106,200
Broadline retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	106,200
Financials 0.4%		513,008
Banks 0.3%
Citizens Financial Group, Inc., 7.375%	12,850	350,548
Financial services 0.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	5,975	162,460
Industrials 0.3%		315,343
Aerospace and defense 0.1%
The Boeing Company, 6.000%	2,500	138,475
Trading companies and distributors 0.2%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%) (B)	6,725	176,868
Information technology 0.3%		300,021
Technology hardware, storage and peripherals 0.3%
Hewlett Packard Enterprise Company, 7.625%	4,850	300,021
Real estate 0.2%		230,263
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	230,263
Utilities 0.1%		168,448
Electric utilities 0.1%
NextEra Energy, Inc., 7.299%	3,250	168,448

	Par value^	Value
Escrow certificates 0.0%		$24,225
(Cost $475,000)
Unifin Financiera SAB de CV (I)	475,000	24,225
Unifin Financiera SAB de CV (H)(I)	475,000	0

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.7%				$9,935,930
(Cost $9,930,305)
U.S. Government 1.6%				1,776,576
U.S. Treasury Bill	4.380	03-20-25	1,800,000	1,776,576

	Yield (%)	Shares	Value
Short-term funds 7.1%			8,159,354
John Hancock Collateral Trust (J)	4.4849(K)	815,715	8,159,354

Total investments (Cost $113,097,283) 101.8%	$116,772,874
Other assets and liabilities, net (1.8%)	(2,045,543)
Total net assets 100.0%	$114,727,331

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $39,875,032 or 34.8% of the fund’s net assets as of 11-30-24.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $2,626,761.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,683,740.
(K)	The rate shown is the annualized seven-day yield as of 11-30-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-24:
United States	70.0%
Canada	4.9%
United Kingdom	3.1%
Japan	2.5%
Hong Kong	2.3%
France	2.0%
Switzerland	1.5%
Netherlands	1.3%
Ireland	1.2%
Luxembourg	1.1%
Other countries	10.1%
TOTAL	100.0%
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	227,000	USD	240,779	RBC	1/15/2025	—	$(439)
USD	998,035	EUR	899,725	MSCS	1/15/2025	$45,434	—
USD	56,186	EUR	50,000	TD	1/15/2025	3,248	—
USD	144,052	GBP	110,000	CITI	1/15/2025	4,093	—
						$52,775	$(439)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.50	Dec 2024	17	1,700	$986	$(51)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.00	Dec 2024	12	1,200	396	(18)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.50	Dec 2024	12	1,200	372	(132)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	45.00	Dec 2024	10	1,000	130	(55)
							$1,884	$(256)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.50	Dec 2024	44	4,400	$3,830	$(6,402)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.00	Dec 2024	46	4,600	4,461	(3,634)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.00	Dec 2024	46	4,600	3,669	(3,703)
							$11,960	$(13,739)
							$13,844	$(13,995)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	FTSE 100 Index	GBP	8,300.00	Dec 2024	4	4	$192	$(335)
UBS	FTSE 100 Index	GBP	8,450.00	Dec 2024	1	1	40	(40)
CITI	Nikkei 225 Index	JPY	40,875.00	Dec 2024	327	327	754	(63)
UBS	Nikkei 225 Index	JPY	39,750.00	Dec 2024	333	333	693	(507)
UBS	Nikkei 225 Index	JPY	40,000.00	Dec 2024	326	326	737	(521)
							$2,416	$(1,466)
Exchange-traded	EURO STOXX 50 Index	EUR	5,000.00	Dec 2024	4	40	1,679	(25)
Exchange-traded	EURO STOXX 50 Index	EUR	5,000.00	Dec 2024	4	40	1,270	(139)
Exchange-traded	EURO STOXX 50 Index	EUR	4,900.00	Dec 2024	5	50	1,733	(1,575)
Exchange-traded	EURO STOXX 50 Index	EUR	4,925.00	Dec 2024	3	30	1,018	(818)
Exchange-traded	FTSE 100 Index	GBP	8,250.00	Dec 2024	1	10	469	(1,422)
Exchange-traded	S&P 500 Index	USD	5,890.00	Dec 2024	2	200	10,446	(30,980)
Exchange-traded	S&P 500 Index	USD	6,150.00	Dec 2024	1	100	3,634	(900)
Exchange-traded	S&P 500 Index	USD	6,025.00	Dec 2024	3	300	9,666	(22,650)
Exchange-traded	S&P 500 Index	USD	6,150.00	Dec 2024	1	100	2,738	(2,560)
							$32,653	$(61,069)
Puts
CITI	FTSE 100 Index	GBP	8,125.00	Dec 2024	5	5	$526	$(104)
UBS	FTSE 100 Index	GBP	8,300.00	Dec 2024	5	5	456	(501)
CITI	Nikkei 225 Index	JPY	39,500.00	Dec 2024	306	306	1,407	(2,970)
UBS	Nikkei 225 Index	JPY	38,250.00	Dec 2024	318	318	1,905	(1,732)
UBS	Nikkei 225 Index	JPY	38,750.00	Dec 2024	314	314	1,749	(2,501)
							$6,043	$(7,808)
Exchange-traded	EURO STOXX 50 Index	EUR	4,875.00	Dec 2024	3	30	3,206	(2,446)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	19

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	4,875.00	Dec 2024	3	30	$2,502	$(2,782)
Exchange-traded	EURO STOXX 50 Index	EUR	4,775.00	Dec 2024	4	40	3,709	(2,133)
Exchange-traded	EURO STOXX 50 Index	EUR	4,775.00	Dec 2024	4	40	2,598	(2,206)
Exchange-traded	FTSE 100 Index	GBP	8,075.00	Dec 2024	2	20	2,611	(496)
Exchange-traded	S&P 500 Index	USD	5,760.00	Dec 2024	1	100	12,169	(58)
Exchange-traded	S&P 500 Index	USD	6,000.00	Dec 2024	1	100	7,474	(2,910)
Exchange-traded	S&P 500 Index	USD	5,875.00	Dec 2024	2	200	16,650	(3,640)
Exchange-traded	S&P 500 Index	USD	6,020.00	Dec 2024	2	200	15,231	(10,280)
							$66,150	$(26,951)
							$107,262	$(97,294)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
TD	The Toronto-Dominion Bank
UBS	UBS AG
20	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$1,246,760	—	$1,246,760	—
Foreign government obligations	252,307	—	252,307	—
Corporate bonds	59,149,600	—	59,149,600	—
Convertible bonds	578,116	—	578,116	—
Capital preferred securities	264,027	—	264,027	—
Term loans	4,289,184	—	4,289,184	—
Asset-backed securities	2,202,559	—	2,202,559	—
Common stocks	36,762,787	$25,747,326	11,015,461	—
Preferred securities	2,067,379	2,067,379	—	—
Escrow certificates	24,225	—	24,225	—
Short-term investments	9,935,930	8,159,354	1,776,576	—
Total investments in securities	$116,772,874	$35,974,059	$80,798,815	—
Derivatives:
Assets
|	21

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$52,775	—	$52,775	—
Liabilities
Forward foreign currency contracts	(439)	—	(439)	—
Written options	(111,289)	$(102,015)	(9,274)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	815,715	$7,262,185	$15,722,180	$(14,827,298)	$1,305	$982	$68,499	—	$8,159,354
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
22	|